Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks— 98.1% of Net Assets
	Aerospace & Defense — 5.0%
22,085	Moog, Inc., Class A	$9,360,506
53,257	V2X, Inc.(a)	3,970,842
20,403	VSE Corp.	4,662,086
		17,993,434
	Automobile Components — 4.0%
91,796	Dana, Inc.	2,497,769
20,291	Dorman Products, Inc.(a)	2,768,707
256,378	Garrett Motion, Inc.	9,288,575
		14,555,051
	Banks — 12.4%
66,112	Ameris Bancorp	5,967,269
33,721	Bancorp, Inc.(a)	2,112,283
62,465	FB Financial Corp.	3,457,438
91,478	First Busey Corp.	2,698,601
95,203	First Financial Bancorp	3,220,717
135,655	Home BancShares, Inc.	3,872,950
39,732	Popular, Inc.	6,523,200
53,627	Prosperity Bancshares, Inc.	3,916,380
36,669	ServisFirst Bancshares, Inc.	3,181,036
45,943	Southstate Bank Corp.	4,589,706
19,058	Western Alliance Bancorp	1,566,568
22,241	Wintrust Financial Corp.	3,574,573
		44,680,721
	Building Products — 3.0%
54,591	Griffon Corp.	5,324,260
86,464	Resideo Technologies, Inc.(a)	2,689,030
58,137	Trex Co., Inc.(a)	2,909,176
		10,922,466
	Capital Markets — 4.5%
9,655	Affiliated Managers Group, Inc.	3,267,252
62,754	Donnelley Financial Solutions, Inc.(a)	2,632,531
57,340	Marex Group PLC	3,494,873
11,612	Morningstar, Inc.	1,811,704
99,979	Perella Weinberg Partners	1,595,665
49,738	Stifel Financial Corp.	3,470,220
		16,272,245
	Chemicals — 2.0%
213,098	Ecovyst, Inc.(a)	2,653,070
10,571	Hawkins, Inc.	1,502,139
33,220	Solstice Advanced Materials, Inc.	2,943,292
		7,098,501
	Commercial Services & Supplies — 0.6%
24,743	Boyd Group, Inc.	2,341,183
	Construction & Engineering — 1.2%
29,315	Arcosa, Inc.	4,259,176
	Construction Materials — 1.1%
45,474	Knife River Corp.(a)	3,803,900
	Containers & Packaging — 1.1%
91,305	TriMas Corp.	4,111,464
	Electrical Equipment — 1.4%
17,868	Powell Industries, Inc.	5,116,681
	Electronic Equipment, Instruments & Components — 7.7%
21,399	Bel Fuse, Inc., Class B	7,126,723
82,776	Crane NXT Co.	4,234,820
24,042	TD SYNNEX Corp.	6,427,388
Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — continued
21,295	TTM Technologies, Inc.(a)	$3,982,591
48,050	Vishay Intertechnology, Inc.	2,584,129
120,251	Vontier Corp.	3,487,279
		27,842,930
	Energy Equipment & Services — 4.2%
89,717	Kodiak Gas Services, Inc.	6,740,438
50,882	Oceaneering International, Inc.(a)	2,061,739
127,474	WaterBridge Infrastructure LLC, Class A	4,368,534
25,105	Weatherford International PLC	2,046,057
		15,216,768
	Entertainment — 0.9%
63,833	Atlanta Braves Holdings, Inc., Class C(a)	3,312,933
	Financial Services — 2.1%
24,288	Federal Agricultural Mortgage Corp., Class C	4,839,870
19,271	WEX, Inc.(a)	2,718,945
		7,558,815
	Food Products — 0.7%
26,960	Post Holdings, Inc.(a)	2,379,490
	Gas Utilities — 2.3%
127,830	MDU Resources Group, Inc.	2,711,274
29,262	National Fuel Gas Co.	2,259,319
100,165	UGI Corp.	3,459,699
		8,430,292
	Health Care Equipment & Supplies — 1.0%
31,140	Lantheus Holdings, Inc.(a)	3,454,672
	Health Care Providers & Services — 3.0%
174,015	Concentra Group Holdings Parent, Inc.	5,176,946
136,374	Option Care Health, Inc.(a)	2,859,763
75,739	Pennant Group, Inc.(a)	2,798,556
		10,835,265
	Health Care REITs — 0.5%
34,709	American Healthcare REIT, Inc.	1,810,074
	Health Care Technology — 0.8%
137,111	Waystar Holding Corp.(a)	2,814,889
	Hotels, Restaurants & Leisure — 1.6%
37,266	Churchill Downs, Inc.	3,340,524
43,437	Pursuit Attractions & Hospitality, Inc.(a)	2,431,169
		5,771,693
	Household Durables — 0.5%
48,437	La-Z-Boy, Inc.	1,943,292
	Independent Power & Renewable Electricity Producers — 0.7%
6,801	Talen Energy Corp.(a)	2,613,352
	Insurance — 2.0%
89,114	Ryan Specialty Holdings, Inc.	3,364,945
66,576	Skyward Specialty Insurance Group, Inc.(a)	3,884,709
		7,249,654
	Leisure Products — 1.2%
84,936	YETI Holdings, Inc.(a)	4,209,428
	Life Sciences Tools & Services — 0.8%
304,378	Avantor, Inc.(a)	3,013,342
	Machinery — 5.5%
210,983	Aebi Schmidt Holding AG	2,647,837

Shares	Description	Value (†)
	Machinery — continued
60,654	Atmus Filtration Technologies, Inc.	$3,092,747
61,342	Blue Bird Corp.(a)	4,843,564
46,624	CECO Environmental Corp.(a)	4,230,662
65,713	Enerpac Tool Group Corp.	2,356,468
8,703	Kadant, Inc.	2,734,744
		19,906,022
	Marine Transportation — 0.9%
17,756	Matson, Inc.	3,413,236
	Media — 0.7%
51,573	John Wiley & Sons, Inc., Class A	2,501,806
	Multi-Utilities — 0.7%
61,624	Avista Corp.	2,521,038
	Oil, Gas & Consumable Fuels — 3.7%
60,337	California Resources Corp.	3,190,017
23,211	International Seaways, Inc.	1,777,731
52,650	Ovintiv, Inc.	2,772,023
74,586	Viper Energy, Inc., Class A	3,162,446
87,927	WhiteHawk Minerals Corp., Class A(a)	2,446,129
		13,348,346
	Pharmaceuticals — 2.4%
35,235	ANI Pharmaceuticals, Inc.(a)	2,916,753
75,607	Collegium Pharmaceutical, Inc.(a)	2,736,973
64,944	Supernus Pharmaceuticals, Inc.(a)	3,020,546
		8,674,272
	Professional Services — 2.1%
121,452	Amentum Holdings, Inc.(a)	2,510,413
72,167	CBIZ, Inc.(a)	2,315,117
39,275	Korn Ferry	2,614,930
		7,440,460
	Real Estate Management & Development — 1.8%
44,292	Colliers International Group, Inc.	4,154,147
17,576	FirstService Corp.	2,497,725
		6,651,872
	Retail REITs — 1.3%
30,805	Agree Realty Corp.	2,333,171
82,076	Curbline Properties Corp.	2,495,110
		4,828,281
	Semiconductors & Semiconductor Equipment — 2.7%
54,868	PDF Solutions, Inc.(a)	3,884,106
42,239	Ultra Clean Holdings, Inc.(a)	6,022,859
		9,906,965
Shares	Description	Value (†)
	Software — 0.7%
68,441	Bill Holdings, Inc.(a)	$2,474,827
	Specialty Retail — 0.6%
13,024	Boot Barn Holdings, Inc.(a)	2,139,452
	Textiles, Apparel & Luxury Goods — 2.8%
25,850	Crocs, Inc.(a)	3,118,544
36,648	Kontoor Brands, Inc.	3,054,244
152,255	Levi Strauss & Co., Class A	3,780,492
		9,953,280
	Trading Companies & Distributors — 4.9%
22,293	GATX Corp.	3,950,097
26,103	Herc Holdings, Inc.	3,741,604
29,649	McGrath RentCorp	3,588,418
241,150	NPK International, Inc.(a)	3,836,697
33,531	Rush Enterprises, Inc., Class A	2,447,260
		17,564,076
	Wireless Telecommunication Services — 1.0%
98,841	Array Digital Infrastructure, Inc.	3,583,975
	Total Common Stocks (Identified Cost $231,352,609)	354,519,619

Principal Amount
Short-Term Investments — 2.0%
$7,362,483
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 6/30/2026 at 2.150% to
be repurchased at $7,362,922 on 7/01/2026
collateralized by $6,287,600 U.S. Treasury Note,
3.500% due 1/31/2028 valued at $6,319,117;
$1,206,000 U.S. Treasury Bond, 4.750% due 5/15/2055
valued at $1,190,645 including accrued interest(b)
(Identified Cost $7,362,483)
		7,362,483
	Total Investments — 100.1% (Identified Cost $238,715,092)	361,882,102
	Other assets less liabilities — (0.1)%	(538,589)
	Net Assets — 100.0%	$361,343,513

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REIT	Real Estate Investment Trust
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$354,519,619	$ —	$ —	$354,519,619
Short-Term Investments	—	7,362,483	—	7,362,483
Total Investments	$354,519,619	$7,362,483	$—	$361,882,102

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.